Term loans (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	May 01, 2019
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 496,000	$ 247,200
Additions	195,919	576,700
Conversion option		(12,800)
Finance costs	(83,119)	(118,513)
Accretion	61,294	50,613
Repayments	(557,387)	(247,200)
Ending balance	112,707	496,000
Current portion of non-current borrowings	12,208	496,000
Non-current portion of non-current borrowings	$ 100,499
Interest rate	3.00%
EDC Loan
Disclosure of detailed information about borrowings [line items]
Additions	$ 157,058
Finance costs	(83,119)
Accretion	1,861
Ending balance	75,800
Non-current portion of non-current borrowings	$ 75,800
Effective interest (as a percent)	15.00%
Other Term Loans, one
Disclosure of detailed information about borrowings [line items]
Additions	$ 38,861
Repayments	(1,954)
Ending balance	36,907
Current portion of non-current borrowings	12,208
Non-current portion of non-current borrowings	$ 24,699
Interest rate	6.95%
Monthly instalment amount	$ 1,200
Carrying amount of automobile pledged as security	36,702
Other Term Loans, two
Disclosure of detailed information about borrowings [line items]
Beginning balance	110,933
Additions		115,200
Conversion option		(12,800)
Accretion	4,267	8,533
Repayments	$ (115,200)
Ending balance		110,933
Interest rate	8.00%		8.00%
2019 SR&ED Tax Credit loan
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 185,331
Additions		247,500
Finance costs		(63,558)
Accretion	40,902	1,389
Repayments	$ (226,233)
Ending balance		185,331
Interest rate	16.68%
2018 SR&ED Tax Credit loan
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 199,736
Additions		214,000
Finance costs		(54,955)
Accretion	14,264	40,691
Repayments	$ (214,000)
Ending balance		199,736
Interest rate	16.68%
2017 SR&ED Tax Credit loan
Disclosure of detailed information about borrowings [line items]
Beginning balance		247,200
Repayments		$ (247,200)
Interest rate	18.00%
Effective interest (as a percent)	23.00%